Leases (Tables)	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Future Minimum Lease Payments

Future minimum lease payments under these leases for years subsequent to December 31, 2013 are as follows:

Year ending December 31,
(dollars in thousands)

2014	$62
2015	62
2016	62
2017	42
2018	—
Thereafter	—

Total	$228